Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities (note 14):
Net income	¥ 222,074	¥ 563,477	¥ 282,611
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases	320,996	351,496	401,743
Depreciation of property on operating leases	209,762	212,143	227,931
Deferred income taxes	49,661	130,180	56,606
Equity in income of affiliates	(100,406)	(139,756)	(93,282)
Dividends from affiliates	95,106	98,182	140,901
Gain on sales of investments in affiliates (note 6)		(46,756)
Provision for credit and lease residual losses on finance subsidiaries-receivables	13,032	13,305	40,062
Impairment loss on investments in securities	1,062	2,133	603
Damaged and impairment loss on long-lived assets excluding property on operating leases (note 1(u) and 1(v))	10,590	16,833	548
Impairment loss on property on operating leases	1,514	835	3,312
Loss (gain) on derivative instruments, net	(1,847)	(7,788)	(37,753)
Decrease (increase) in assets:
Trade accounts and notes receivable	(35,475)	38,700	(6,910)
Inventories	(154,222)	(33,676)	352,994
Other current assets	2,883	266	103,071
Other assets	(24,000)	(40,729)	24,150
Increase (decrease) in liabilities:
Trade accounts and notes payable	242,814	(55,331)	151,345
Accrued expenses	(25,718)	39,103	(20,457)
Income taxes payable	(7,568)	9,461	(14,524)
Other current liabilities	(12,395)	32,209	5,662
Other liabilities	(14,744)	(83,115)	(30,146)
Other, net	(55,690)	(30,335)	(44,255)
Net cash provided by operating activities	737,429	1,070,837	1,544,212
Cash flows from investing activities:
Increase in investments and advances	(23,129)	(11,412)	(19,419)
Decrease in investments and advances	14,647	13,995	14,078
Payments for purchases of available-for-sale securities	(1,784)	(262)	(5,871)
Proceeds from sales of available-for-sale securities	1,879	2,739	4,945
Payments for purchases of held-to-maturity securities	(26,078)	(179,951)	(21,181)
Proceeds from redemptions of held-to-maturity securities	47,193	154,977	6,283
Proceeds from sales of investments in affiliates (note 6)	9,957	71,073
Capital expenditures	(397,218)	(318,543)	(392,062)
Proceeds from sales of property, plant and equipment	23,260	24,725	24,472
Proceeds from insurance recoveries for damaged property, plant and equipment (note 1(v))	16,217
Acquisitions of finance subsidiaries-receivables (note 1(w))	(1,784,720)	(1,927,673)	(1,196,916)
Collections of finance subsidiaries-receivables (note 1(w))	1,765,204	1,829,097	1,344,005
Sales (repurchases) of finance subsidiaries-receivables, net			(55,168)
Purchases of operating lease assets	(683,767)	(798,420)	(544,027)
Proceeds from sales of operating lease assets	365,270	408,265	245,110
Net cash used in investing activities	(673,069)	(731,390)	(595,751)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net	(104,596)	113,669	(649,641)
Proceeds from long-term debt	1,151,971	799,520	1,132,222
Repayments of long-term debt	(967,588)	(870,406)	(963,833)
Dividends paid (note 12)	(108,138)	(92,170)	(61,696)
Dividends paid to noncontrolling interests	(15,763)	(16,232)	(16,278)
Sales (purchases) of treasury stock, net	(7)	(34,797)	(18)
Net cash used in financing activities	(44,121)	(100,416)	(559,244)
Effect of exchange rate changes on cash and cash equivalents	(52,150)	(79,909)	40,316
Net change in cash and cash equivalents	(31,911)	159,122	429,533
Cash and cash equivalents at beginning of year	1,279,024	1,119,902	690,369
Cash and cash equivalents at end of year	¥ 1,247,113	¥ 1,279,024	¥ 1,119,902